Taxes on Income (Schedule of Income Before Income Taxes and Income Taxes Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income (loss) before income taxes:
Israel	$ 7,598		$ 10,473		$ 5,703
Foreign Jurisdiction	211		701		610
Income before taxes on income	7,809		11,174		6,313
Current taxes:
Israel	1,155		2,162		2,074
Foreign Jurisdiction	63		30		(413)
Current taxes	1,218		2,192		1,661
Tax expense (benefit) in respect to previous years:
Israel	(660)				(358)
Foreign Jurisdiction	51				425
Tax expense (benefit) in respect to previous years	(609)				67
Deferred taxes:
Israel	689		421		(366)
Foreign Jurisdiction	(11)		271		616
Deferred taxes	678		692		250
Income tax expense	$ 1,287	[1]	$ 2,884	[1]	$ 1,978	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US, UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.